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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [_] Amendment Number : -------------------------

   This Amendment (Check only one.):        [_] is a restatement
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Consolidated Investment Group LLC

Address:  18 Inverness Place East

          Englewood, CO 80112

Form 13F File Number:    028-15026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Merage

Title:  Manager, Chief Executive Officer and President

Phone:  (303) 789-2664

Signature, Place, and Date of Signing:

     /s/ David Merage           Englewood, CO            October 24, 2012
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      32

Form 13F Information Table Value Total:    161,244
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                        COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7      COLUMN 8
--------                     -------------- --------- -------- ---------------- ---------- -------- -------------------
                                                                                                     VOTING AUTHORITY
                                                                                                    -------------------
                                TITLE OF               VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER
NAME OF ISSUER                   CLASS       CUSIP    (X1000)  PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------               -------------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
BANK OF AMERICA
  CORPORATION                     COM       060505104     652   38,563 SH          SOLE              38,563   0     0
BLACKSTONE GROUP L P          COM UNIT LTD  09253U108   1,790  126,029 SH          SOLE             126,029   0     0
BOEING CO                         COM       097023105   1,746   32,247 SH          SOLE              32,247   0     0
CISCO SYS INC                     COM       17275R102   2,649  112,530 SH          SOLE             112,530   0     0
CITIGROUP INC                     COM       172967101     866  178,948 SH          SOLE             178,948   0     0
DR PEPPER SNAPPLE GROUP INC       COM       26138E109     562   19,543 SH          SOLE              19,543   0     0
FEDEX CORP                        COM       31428X106   1,003   13,335 SH          SOLE              13,335   0     0
FORD MTR CO DEL              COM PAR $0.01  345370860     800  110,902 SH          SOLE             110,902   0     0
GENERAL ELECTRIC CO               COM       369604103   2,097  127,712 SH          SOLE             127,712   0     0
GOOGLE INC                        CL A      38259P508     900    1,815 SH          SOLE               1,815   0     0
HOME DEPOT INC                    COM       437076102   2,155   80,905 SH          SOLE              80,905   0     0
ISHARES INC                   MSCI GERMAN   464286806   5,108  230,212 SH          SOLE             230,212   0     0
ISHARES INC                    MSCI JAPAN   464286848   3,660  368,248 SH          SOLE             368,248   0     0
ISHARES TR INDEX             MSCI EAFE IDX  464287465  28,619  523,394 SH          SOLE             523,394   0     0
ISHARES TR INDEX             MSCI EMERG MKT 464287234     324    8,316 SH          SOLE               8,316   0     0
ISHARES TR INDEX              RUSSELL 1000  464287622   1,144   19,690 SH          SOLE              19,690   0     0
ISHARES TR INDEX              RUSSELL 2000  464287655     537    8,911 SH          SOLE               8,911   0     0
ISHARES TR INDEX              RUSSELL 3000  464287689   6,563  105,874 SH          SOLE             105,874   0     0
ISHARES TR INDEX             RUSSELL MCP GR 464287481     769   18,080 SH          SOLE              18,080   0     0
ISHARES TR INDEX             RUSSELL MIDCAP 464287499     621    7,938 SH          SOLE               7,938   0     0
ISHARES TR INDEX               S&P500 GRW   464287309   3,913   72,482 SH          SOLE              72,482   0     0
JPMORGAN CHASE & CO               COM       46625H100     350    7,988 SH          SOLE               7,988   0     0
LOWES COS INC                     COM       548661107     865   41,316 SH          SOLE              41,316   0     0
MGM MIRAGE                        COM       552953101     763   63,334 SH          SOLE              63,334   0     0
NORDSTROM INC                     COM       655664100   1,562   51,133 SH          SOLE              51,133   0     0
NORFOLK SOUTHERN CORP             COM       655844108   1,362   31,600 SH          SOLE              31,600   0     0
POWERSHARES QQQ TRUST          UNIT SER 1   73935A104  13,274  314,179 SH          SOLE             314,179   0     0
SELECT SECTOR SPDR TR         SBI INT-FINL  81369Y605   1,246   83,405 SH          SOLE              83,405   0     0
SPDR TR                        UNIT SER 1   78462F103  69,412  657,377 SH          SOLE             657,377   0     0
STARBUCKS CORP                    COM       855244109   3,551  171,940 SH          SOLE             171,940   0     0
TOYOTA MOTOR CORP            SP ADR REP2COM 892331307     402    5,112 SH          SOLE               5,112   0     0
ZIMMER HLDGS INC                  COM       98956P102   1,979   37,031 SH          SOLE              37,031   0     0
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